Debt - Exchange Offers and Cash Offers (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,857
Debt Exchange Offers and Cash Offers
Debt Instrument [Line Items]
Principal Amount Exchanged/ Purchased	4,633
Payments for debt exchange offers	539
Principle amount issued and cash paid in exchange	4,791
Debt Exchange Offers and Cash Offers | Verizon 1.750% - 5.150% and floating rate notes due 2020-2024
Debt Instrument [Line Items]
Principal Amount Exchanged/ Purchased	$ 4,633
Debt Exchange Offers and Cash Offers | Verizon 1.750% - 5.150% and floating rate notes due 2020-2024 | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.75%
Debt Exchange Offers and Cash Offers | Verizon 1.750% - 5.150% and floating rate notes due 2020-2024 | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.15%
Debt Exchange Offers and Cash Offers | Verizon 4.329% notes due 2028
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.329%
Aggregate principal amount	$ 4,252